Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2018
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Mar. 26, 2019
Document Effective Date	Mar. 29, 2019
Prospectus Date	Mar. 29, 2019
Dreyfus Select Managers Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	DMVAX
Dreyfus Select Managers Small Cap Value Fund | Class C
Prospectus:
Trading Symbol	DMECX
Dreyfus Select Managers Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	DMVIX
Dreyfus Select Managers Small Cap Value Fund | Class Y
Prospectus:
Trading Symbol	DMVYX
Dreyfus U.S. Equity Fund | Class A
Prospectus:
Trading Symbol	DPUAX
Dreyfus U.S. Equity Fund | Class C
Prospectus:
Trading Symbol	DPUCX
Dreyfus U.S. Equity Fund | Class I
Prospectus:
Trading Symbol	DPUIX
Dreyfus U.S. Equity Fund | Class Y
Prospectus:
Trading Symbol	DPUYX
Global Stock Fund | Class A
Prospectus:
Trading Symbol	DGLAX
Global Stock Fund | Class C
Prospectus:
Trading Symbol	DGLCX
Global Stock Fund | Class I
Prospectus:
Trading Symbol	DGLRX
Global Stock Fund | Class Y
Prospectus:
Trading Symbol	DGLYX
International Stock Fund | Class A
Prospectus:
Trading Symbol	DISAX
International Stock Fund | Class C
Prospectus:
Trading Symbol	DISCX
International Stock Fund | Class I
Prospectus:
Trading Symbol	DISRX
International Stock Fund | Class Y
Prospectus:
Trading Symbol	DISYX